Intangible Assets (Details) - Unique Logistics International, Inc. [Member] - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022	May 31, 2021
Intangible Assets (Details) [Line Items]
Amortization of Intangible Assets (in Dollars)		$ 707,149	$ 707,147
Estimated useful life		7 years 3 months 29 days
Tradenames and Non Compete Agreements [Member] | Minimum [Member]
Intangible Assets (Details) [Line Items]
Finite-lived intangible asset, useful life		3 years
Tradenames and Non Compete Agreements [Member] | Maximum [Member]
Intangible Assets (Details) [Line Items]
Finite-lived intangible asset, useful life		10 years
Customer Relationships [Member]
Intangible Assets (Details) [Line Items]
Estimated useful life	7 years
Customer Relationships [Member] | Minimum [Member]
Intangible Assets (Details) [Line Items]
Finite-lived intangible asset, useful life		12 years
Customer Relationships [Member] | Maximum [Member]
Intangible Assets (Details) [Line Items]
Finite-lived intangible asset, useful life		15 years